Commitments and contingencies (Tables)	9 Months Ended
Sep. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
Contractual Obligation, Fiscal Year Maturity Schedule	As at September 30, 2016, the Company had the following commitments:
	2016	2017-2019	2020-2022
Loan commitment fees	98,804	-	-
Office space	21,373	809,131	770,543
	120,177	809,131	770,543